INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventories as of March 31, 2022 and December 31, 2021 consisted of the following:

	March 31, 2022	December 31, 2021
Raw materials	$25,691	$21,517
Work in process	48,826	24,166
Finished goods	3,371	2,221
Total inventories	$77,888	$47,904

Inventories as of December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020
Raw materials	$21,517	$14,023
Work in process	24,166	12,112
Finished goods	2,221	—

Total inventories	$47,904	$26,135